Net Income per Ordinary Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary Shares [Member] | Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net income per ordinary share	12,500	30,000
Pre-IPO [Member] | Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of shares excluded from the computation of diluted net income per ordinary share			56,647,614